Revenue Information (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Summary of Revenue

Revenues consisted of the following:

	For the Six Months Ended June 30,
	2025	2026
	US$	US$
Product revenues	12,088,605	9,466,876
Service revenues	362,521	804,113
Total revenues	12,451,126	10,270,989

The following summarizes the Group’s revenues from the following geographic areas (based on the locations of customers):

	For the Six Months Ended June 30,
	2025	2026
	US$	US$
Europe	4,830,840	6,038,024
PRC	2,401,219	862,278
USA	5,186,643	2,945,420
Others	32,424	425,267
Total revenues	12,451,126	10,270,989